OPERATING LEASES (Schedule of Revenues by Lease and Non-Lease Components) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Leases [Abstract]
Base rent - fixed	$ 18,355,925	$ 17,392,398
Reimbursements of common area costs	751,618	781,119
Non-lease components (real estate taxes)	1,105,336	1,358,329
Rental income	$ 20,212,879	$ 19,531,846